UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Maryland Short-Term Municipal Bond Fund

Investor Class (PRMDX)

This semi-annual shareholder report contains important information about Maryland Short-Term Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Municipal Bond Fund - Investor Class	$27	0.53%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$184,034
Number of Portfolio Holdings	208
Table Summary

Portfolio Turnover Rate	19.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	93.5%
Puerto Rico	4.8
Alabama	1.1
California	0.6
Texas	0.3
Other	-0.3

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.8%
Housing	16.0
Special Tax	14.7
General Obligations - State	12.6
Health Care	12.3
Transportation	10.7
Leasing	2.3
Industrial & Pollution Control	2.2
Water & Sewer	1.8
Other	4.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F90-053 10/26

Maryland Short-Term Municipal Bond Fund

Investor Class (PRMDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Maryland Short-Term Municipal Bond Fund

I Class (TRMUX)

This semi-annual shareholder report contains important information about Maryland Short-Term Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Municipal Bond Fund - I Class	$22	0.43%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$184,034
Number of Portfolio Holdings	208
Table Summary

Portfolio Turnover Rate	19.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	93.5%
Puerto Rico	4.8
Alabama	1.1
California	0.6
Texas	0.3
Other	-0.3

Industry Allocation (as a % of Net Assets)

Table Summary
General Obligations - Local	22.8%
Housing	16.0
Special Tax	14.7
General Obligations - State	12.6
Health Care	12.3
Transportation	10.7
Leasing	2.3
Industrial & Pollution Control	2.2
Water & Sewer	1.8
Other	4.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1098-053 10/26

Maryland Short-Term Municipal Bond Fund

I Class (TRMUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMDX Maryland Short-Term
Municipal Bond Fund
TRMUX Maryland Short-Term
Municipal Bond Fund–
.
I Class
(Formerly T. Rowe Price Maryland Short-Term
Tax-Free Bond Fund)

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 5.18 $ 5.14 $ 5.11 $ 5.04 $ 5.14 $ 5.22
Investment
activities
Net investment
income
(1)(2)
0.07 0.13 0.13 0.09 0.05 0.03
Net realized and
unrealized gain/
loss (0.06) 0.04 0.02 0.08 (0.10) (0.08)
Total from
investment
activities 0.01 0.17 0.15 0.17 (0.05) (0.05)
Distributions
Net investment
income (0.06) (0.13) (0.12) (0.10) (0.05) (0.03)
NET ASSET
VALUE
End of period $ 5.13 $ 5.18 $ 5.14 $ 5.11 $ 5.04 $ 5.14

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
0.29% 3.39% 3.05% 3.30% (0.94)% (0.93)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.78%
(4)
0.76% 0.77% 0.75% 0.74% 0.67%
Net expenses
after waivers/
payments by
Price Associates 0.53%
(4)
0.53% 0.53% 0.53% 0.53% 0.53%
Net investment
income 2.56%
(4)
2.62% 2.45% 1.87% 1.02% 0.61%
Portfolio turnover
rate 19.1% 22.9% 41.0% 45.8% 53.0% 37.2%
Net assets, end
of period (in
thousands) $57,135 $58,907 $54,534 $57,823 $67,098 $73,668
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 5.20 $ 5.15 $ 5.12 $ 5.05 $ 5.15 $ 5.23
Investment
activities
Net investment
income
(1)(2)
0.07 0.14 0.13 0.10 0.06 0.04
Net realized and
unrealized gain/
loss (0.05) 0.05 0.03 0.07 (0.10) (0.08)
Total from
investment
activities 0.02 0.19 0.16 0.17 (0.04) (0.04)
Distributions
Net investment
income (0.07) (0.14) (0.13) (0.10) (0.06) (0.04)
NET ASSET
VALUE
End of period $ 5.15 $ 5.20 $ 5.15 $ 5.12 $ 5.05 $ 5.15

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
0.34% 3.68% 3.15% 3.40% (0.84)% (0.83)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.60%
(4)
0.59% 0.59% 0.59% 0.58% 0.56%
Net expenses
after waivers/
payments by
Price Associates 0.43%
(4)
0.43% 0.43% 0.44% 0.44% 0.43%
Net investment
income 2.66%
(4)
2.71% 2.54% 1.98% 1.11% 0.69%
Portfolio turnover
rate 19.1% 22.9% 41.0% 45.8% 53.0% 37.2%
Net assets, end
of period (in
thousands) $126,899 $129,307 $109,997 $95,647 $91,688 $93,268
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.3%
ALABAMA  1.1%
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,000 1,006
Southeast Energy Auth. A Cooperative Dist., Project No. 1,
Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)  1,000 1,010
2,016
CALIFORNIA  0.6%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender
8/1/31)  630 632
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  370 385
1,017
MARYLAND  93.5%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/29  1,000 1,068
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 160 165
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 200 209
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/27 (1) 115 117
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/28 (1) 100 103
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/29 (1) 150 157
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29  135 135
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,000
Baltimore City, Convention Center Hotel, 5.00%, 9/1/30  150 151
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 188
Baltimore County, GO, 5.00%, 2/1/29  4,000 4,220
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 795
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,086
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,045
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 396
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  100 100
Baltimore County, Riderwood Village Project, 5.00%, 1/1/28  410 420

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Brunswick City, Brunswick Crossing Special Taxing Dist.,
4.00%, 7/1/29  290 291
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/29  1,615 1,724
Charles County, Public Improvement, Series 2023, GO, 5.00%,
10/1/26  1,800 1,804
Frederick County, Series A, 4.00%, 7/1/31  1,000 1,010
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,014
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  120 122
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  175 181
Gaithersburg City, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  275 276
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,049
Howard County, Series A, GO, 5.00%, 2/15/28  500 505
Howard County, Series C, GO, 5.00%, 2/15/30  1,000 1,074
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  1,000 946
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 193
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 202
Hyattsville City, GO, 5.00%, 1/1/27  170 171
Maryland, GO, 5.00%, 3/15/32  635 666
Maryland, Series A, GO, 5.00%, 3/15/27  2,060 2,087
Maryland, Series A, GO, 5.00%, 8/1/27  1,020 1,043
Maryland, Series A, GO, 5.00%, 3/15/28  1,080 1,094
Maryland, Series A, GO, 5.00%, 3/15/29  1,495 1,548
Maryland, Series A, GO, 5.00%, 6/1/29  1,110 1,178
Maryland, Series A, GO, 5.00%, 6/1/29  960 1,019
Maryland, Series A, GO, 5.00%, 8/1/29  2,990 3,052
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,228
Maryland, Series A, GO, 5.00%, 8/1/32  815 875
Maryland, Series B, GO, 5.00%, 8/1/29  1,295 1,378
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 925
Maryland CDA, Series A, 3.00%, 9/1/30  515 505
Maryland CDA, Series B, 1.50%, 3/1/30  645 589
Maryland CDA, Series B, 5.00%, 3/1/28  250 258
Maryland CDA, Series B, 5.00%, 3/1/29  820 853
Maryland CDA, Series C, 1.30%, 3/1/28  1,000 962
Maryland CDA, Series C, 1.55%, 3/1/29  750 711
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 5.00%, 9/1/26  1,390 1,390
Maryland CDA, Series C, 5.00%, 9/1/29  150 157
Maryland CDA, Series C, 5.00%, 3/1/30  495 515
Maryland CDA, Series C, 5.00%, 9/1/31  1,150 1,202
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/27  270 274
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/28  545 566
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/29  335 354
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/27  245 249
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/28  275 285
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/29  285 301
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/30  300 321
Maryland CDA, Park Place at Addison Road Metro, Series C-2,
3.70%, 1/1/29  1,000 1,008
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  2,130 2,141
Maryland Dept. of Housing & Community Dev., Series A,
2.40%, 12/1/27  400 400
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,000 1,002
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 792
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 845
Maryland Dept. of Housing & Community Dev., Series B,
2.60%, 1/1/29  15 15
Maryland Dept. of Housing & Community Dev., Series B,
2.65%, 7/1/29  160 158
Maryland Dept. of Housing & Community Dev., Series B,
2.70%, 1/1/30  145 142
Maryland Dept. of Housing & Community Dev., Series B,
2.95%, 9/1/30  225 223
Maryland Dept. of Housing & Community Dev., Series B,
3.60%, 7/1/27  1,500 1,503
Maryland Dept. of Housing & Community Dev., Series C,
3.25%, 1/1/28  105 105
Maryland Dept. of Housing & Community Dev., Series C,
3.30%, 7/1/28  50 50
Maryland Dept. of Housing & Community Dev., Series C,
3.35%, 1/1/29  110 111

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series C,
3.40%, 7/1/29  100 100
Maryland Dept. of Housing & Community Dev., Series D,
2.75%, 9/1/27  465 465
Maryland Dept. of Housing & Community Dev., Series D,
2.85%, 3/1/28  500 500
Maryland Dept. of Housing & Community Dev., Series D,
2.875%, 8/1/28 (3) 1,000 999
Maryland Dept. of Housing & Community Dev., Series D,
3.00%, 3/1/27  100 100
Maryland Dept. of Housing & Community Dev., Series D,
3.10%, 7/1/29 (3) 30 30
Maryland Dept. of Housing & Community Dev., Series D,
3.15%, 1/1/30 (3) 35 35
Maryland Dept. of Housing & Community Dev., Series E,
2.85%, 9/1/26  315 315
Maryland Dept. of Housing & Community Dev., Series E,
2.90%, 3/1/27  215 215
Maryland Dept. of Housing & Community Dev., Series E,
3.30%, 3/1/30  635 632
Maryland DOT, Series 2017, 5.00%, 9/1/28  3,015 3,087
Maryland DOT, Series 2017, 5.00%, 9/1/29  4,225 4,316
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,860 2,866
Maryland DOT, Series 2019, 2.125%, 10/1/31  805 745
Maryland DOT, Series 2019, 5.00%, 10/1/27  1,330 1,365
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,373
Maryland DOT, Series 2020, 5.00%, 10/1/32  480 516
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,240 1,277
Maryland DOT, Series 2022B, 5.00%, 12/1/27  1,340 1,381
Maryland DOT, Series A, 4.00%, 10/1/30  570 587
Maryland DOT, Series A, 5.00%, 10/1/27  730 749
Maryland DOT, Series A, 5.00%, 4/1/28  1,050 1,090
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(4) 1,725 1,790
Maryland DOT, Series B, 5.00%, 8/1/27 (4) 1,250 1,273
Maryland DOT, Series B, 5.00%, 8/1/28 (4) 1,350 1,399
Maryland DOT, Series B, 5.00%, 8/1/29 (4) 750 789
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 660 708
Maryland DOT, Series C, 5.00%, 11/1/27  2,540 2,612
Maryland DOT, Series C, 5.00%, 11/1/29  525 561
Maryland Economic Dev., 6.117%, 1/30/28 (2) 1,000 999
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (4) 825 836
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 747
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  3,115 3,169

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 761
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  335 335
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  50 51
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  305 308
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  110 111
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,031
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 257
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  1,000 1,028
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (1) 310 321
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (1) 555 583
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (1) 820 872
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 1,400 1,402
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 520 521
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 642
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  250 252
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  300 302
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  290 300
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  285 297
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/31 (3) 1,500 1,582
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/28  450 459
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  225 230
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 551
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/29  265 265
Maryland HHEFA, Edenwald Issue, 4.00%, 1/1/29  25 25
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/28  460 479
Maryland HHEFA, John Hopkins Health System, Series A,
5.00%, 5/15/29  225 237
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.90%, 6/1/48  300 300
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/30  20 20
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/29  35 36
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  565 573

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/30  1,000 1,063
Maryland HHEFA, MedStar Health, Series 2013A, 5.00%,
8/15/27  1,000 1,001
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  325 332
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/28  360 375
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/27  1,000 1,022
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/28  1,000 1,041
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/30  1,860 1,991
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 95
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/29  2,000 2,111
Maryland HHEFA, Meritus Health Issue, 5.00%, 7/1/30  130 139
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 558
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/30  100 104
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/28 (1) 250 259
Maryland HHEFA, TidalHealth Issues, Series C, 5.00%,
7/1/29 (1) 295 310
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 501
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,685 2,703
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.90%, 7/1/41  600 600
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  260 264
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/30  1,000 1,034
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/31  1,825 1,885
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/32  1,255 1,294
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/31  1,265 1,370
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,885 1,964
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series A, 5.00%, 6/1/30 (4) 800 845
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (4) 2,000 2,027
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (4) 750 773
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (4) 1,200 1,254
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/31 (4)(5) 1,530 1,593

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Transportation Fac. Project,
5.00%, 7/1/29  1,325 1,407
Maryland, Bidding Group 1, Series A, GO, 5.00%, 8/1/29  330 351
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/29  880 918
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,041
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  760 795
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,160
Montgomery County, Series A, GO, 5.00%, 10/1/28  1,000 1,049
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 817
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,260 2,296
Montgomery County, Series E, GO, VRDN, 2.95%, 11/1/37  1,600 1,600
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,285 1,341
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 437
Montgomery County, Housing Opportunities Commission,
Series D, 3.40%, 1/1/31  1,835 1,832
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,537
Prince George's County, Series B, GO, 5.00%, 9/15/27  2,500 2,564
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,055 2,099
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  935 955
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,370 1,428
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/31  250 259
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/1/29  2,500 2,659
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 260
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 449
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,900 1,908
Washington County, GO, 5.00%, 7/1/27  1,095 1,117
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  945 962
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,593
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  400 425
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/31  1,245 1,289
Washington Suburban Sanitary Commission, Montgomery and
Prince George's Counties, 5.00%, 6/1/27  220 224
172,159

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
PUERTO RICO  4.8%
Municipality of San Juan, Series A, GO, 5.00%, 7/1/27  65 66
Municipality of San Juan, Series A, GO, 5.00%, 7/1/28  100 103
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 774
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,758 1,786
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,799 2,940
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  3,560 3,242
8,911
TEXAS  0.3%
Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien,
Series A, 5.25%, 12/15/26  475 478
478
Total Investments in Securities
100.3% of Net Assets
(Cost $184,362) $ 184,581
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,961 and represents 1.1% of net assets.
(3) When-issued security
(4) Interest subject to alternative minimum tax.
(5) Insured by Build America Mutual Assurance Company
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $184,362) $ 184,581
Interest receivable 2,116
Receivable for shares sold 303
Due from affiliates 3
Cash 1
Other assets 29
Total assets 187,033
Liabilities
Payable for investment securities purchased 2,649
Payable for shares redeemed 108
Investment management fees payable 59
Other liabilities 183
Total liabilities 2,999
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 184,034
Net Assets Consist of:
Total distributable earnings (loss) $ (2,714)
Paid-in capital applicable to 35,784,854 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 186,748
NET ASSETS $ 184,034
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $57,135; Shares outstanding: 11,126,562) $ 5.13
I Class
(Net assets: $126,899; Shares outstanding: 24,658,292) $ 5.15

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 2,844
Expenses
Investment management 352
Shareholder servicing
Investor Class $ 53
I Class 11 64
Prospectus and shareholder reports
Investor Class 4
I Class 3 7
Custody and accounting 101
Proxy and annual meeting 31
Registration 24
Legal and audit 19
Miscellaneous 8
Waived / paid by Price Associates (179)
Total expenses 427
Net investment income 2,417
Realized and Unrealized Gain / Loss –
Net realized loss on securities (26)
Change in net unrealized gain / loss on securities (1,797)
Net realized and unrealized gain / loss (1,823)
INCREASE IN NET ASSETS FROM OPERATIONS $ 594

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,417 $ 4,627
Net realized loss (26) (8)
Change in net unrealized gain / loss (1,797) 1,380
Increase in net assets from operations 594 5,999
Distributions to shareholders
Net earnings
Investor Class (712) (1,440)
I Class (1,653) (3,103)
Decrease in net assets from distributions (2,365) (4,543)
Capital share transactions
*
Shares sold
Investor Class 8,509 16,821
I Class 12,296 30,478
Distributions reinvested
Investor Class 682 1,382
I Class 999 1,994
Shares redeemed
Investor Class (10,412) (14,281)
I Class (14,483) (14,167)
Increase (decrease) in net assets from capital
share transactions (2,409) 22,227
Net Assets
Increase (decrease) during period (4,180) 23,683
Beginning of period 188,214 164,531
End of period $ 184,034 $ 188,214
*Share information (000s)
Shares sold
Investor Class 1,654 3,268
I Class 2,385 5,899
Distributions reinvested
Investor Class 133 268
I Class 194 386
Shares redeemed
Investor Class (2,022) (2,781)
I Class (2,808) (2,747)
Increase (decrease) in shares outstanding (464) 4,293

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-
Term Municipal Bond Fund (the fund), formerly the T. Rowe Price Maryland
Short-Term Tax-Free Bond Fund, is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
The fund has two classes of shares: the Maryland Short-Term Municipal
Bond Fund (Investor Class) and the Maryland Short-Term Municipal Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Valuation Inputs   On August 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $34,861,000 and
$34,699,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$3,161,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $184,362,000. Net unrealized gain aggregated
$219,000 at period-end, of which $501,000 related to appreciated investments and $282,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $900,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/28 04/30/28
(Waived)/repaid during the period ($000s) $(71) $(108)

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $34,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $2,400,000 and $0, respectively, with net realized gain of $0 for the six months ended August 31,
2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for most performance periods and, where applicable, the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the fourth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fifth quintile
(Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the fourth quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Short-Term Municipal Bond Fund

and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F90-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026